Share-based payments (Schedule of Fair Value Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%
Volatility	58.97%
Dividend yield